Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000014907
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark Balanced Fund
C000014908
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark Government Bond Fund
C000014909
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark Large Company Fund
C000014910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark Small Company Fund
C000179136
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark Tactical Opportunity Fund
C000014911
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WesMark West Virginia Municipal Bond Fund
Without Sales Load [Member] | C000014907
Average Annual Return [Line Items]
Average Annual Return, Percent	10.84%	6.46%		7.19%
Without Sales Load [Member] | C000014908
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%	(1.95%)		0.13%
Without Sales Load [Member] | C000014909
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%	11.40%		12.37%
Without Sales Load [Member] | C000014910
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%	10.73%		11.53%
Without Sales Load [Member] | C000179136
Average Annual Return [Line Items]
Average Annual Return, Percent	15.42%	5.75%	6.32%
Without Sales Load [Member] | C000014911
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%	0.36%		1.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%		9.62%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%	0.80%		2.34%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent	6.97%	0.96%		2.29%
Bloomberg Municipal Bond: 5 Year GO (4-6)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond: 5 Year GO (4-6)
Average Annual Return, Percent	4.89%	0.91%		1.83%